INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
Associates
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of movements in investments in joint ventures and associates

	2017	2018
As at January 1	5,926,533	6,935,030
Capital injections	857,317	315,300
Deemed disposal of a subsidiary	100,092	—
A subsidiary changed into an associate	240,258	—
Associates changed into subsidiaries	—	(862,214)
Disposal	—	(32,720)
Share of profits and losses for the year	(165,249)	39,335
Cash dividends declared	(26,330)	(36,157)
Share of changes in reserves	2,409	4,888

As at December 31	6,935,030	6,363,462

Aggregate associates that are not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of summarized financial information

	2017	2018
Share of the associates’ profits and losses	(165,249)	39,335
Share of the associates’ total comprehensive income	(165,249)	39,335

Aggregate carrying amount of the Group’s investments in the associates	6,935,030	6,363,462

Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of movements in investments in joint ventures and associates

	2017	2018
As at January 1	6,240,200	6,007,624
Capital injections	201,864	90,000
A joint venture changed into a subsidiary (note 38 (k))	(315,706)	(2,048,780)
A subsidiary changed into a joint venture	11,980	—
Share of profits and losses for the year	8,151	(199,452)
Share of changes in reserves	(6,105)	(2,837)
Cash dividends declared	(132,760)	(236,253)
Impairment	—	(216,953)

As at December 31	6,007,624	3,393,349

Aggregate joint ventures not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of summarized financial information

	2017	2018
Share of the joint ventures’ profits and losses for the year	8,151	(199,452)
Share of the joint ventures’ total comprehensive income	8,151	(199,452)

Aggregate carrying amount of the Group’s investments in joint ventures	6,007,624	3,393,349